UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2026

Date of reporting period: October 31, 2025

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Exchange Traded Concepts Trust

Bluemonte Large Cap Core ETF

Ticker: BLUC

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: October 31, 2025

This semi-annual shareholder report contains important information about the Bluemonte Large Cap Core ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to October 31, 2025.  You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Large Cap Core ETF	$8	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote†	Annualized.

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$239,757,696	4	$144,983	0%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Portfolio S&P 500 ETF	39.5%
Vanguard Growth ETF	35.7%
iShares Morningstar U.S. Equity ETF	19.6%
Vanguard Value ETF	4.6%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  833-537-3863

  https://www.bluemontefunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 833-537-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

BLUC-SAR-2025

Exchange Traded Concepts Trust

Bluemonte Large Cap Growth ETF

Ticker: BLGR

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: October 31, 2025

This semi-annual shareholder report contains important information about the Bluemonte Large Cap Growth ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to October 31, 2025.  You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Large Cap Growth ETF	$8	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote†	Annualized.

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$202,573,994	4	$121,503	0%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Portfolio S&P 500 Growth ETF	50.8%
Schwab U.S. Large-Cap Growth ETF	26.5%
Vanguard Russell 1000 Growth ETF	13.2%
SPDR Portfolio S&P 500 ETF	8.8%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  833-537-3863

  https://www.bluemontefunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 833-537-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

BLGR-SAR-2025

Exchange Traded Concepts Trust

Bluemonte Large Cap Value ETF

Ticker: BVAL

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: October 31, 2025

This semi-annual shareholder report contains important information about the Bluemonte Large Cap Value ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to October 31, 2025.  You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Large Cap Value ETF	$8	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote†	Annualized.

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$191,971,466	4	$118,282	0%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Portfolio S&P 500 Value ETF	34.8%
Schwab U.S. Large-Cap Value ETF	29.1%
Vanguard Russell 1000 Value ETF	19.6%
SPDR Portfolio S&P 500 ETF	16.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  833-537-3863

  https://www.bluemontefunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 833-537-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

BVAL-SAR-2025

Exchange Traded Concepts Trust

Bluemonte Dynamic Total Market ETF

Ticker: BLUX

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: October 31, 2025

This semi-annual shareholder report contains important information about the Bluemonte Dynamic Total Market ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to October 31, 2025.  You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Dynamic Total Market ETF	$8	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote†	Annualized.

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$386,947,550	275	$239,704	42%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Preferred Stock	0.0%
Closed-End Funds	0.0%
Common Stock	0.2%
Exchange-Traded Funds	99.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Portfolio S&P 500 ETF	50.0%
Vanguard Russell 2000 ETF	29.8%
iShares Morningstar Small-Cap Value ETF	14.8%
Schwab U.S. Small-Cap ETF	4.9%
Costco Wholesale	0.0%
Goldman Sachs Group	0.0%
Vanguard S&P 500 ETF	0.0%
SPDR S&P 500 ETF Trust	0.0%
Caterpillar	0.0%
Accenture PLC, Cl A	0.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  833-537-3863

  https://www.bluemontefunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 833-537-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

BLUX-SAR-2025

Exchange Traded Concepts Trust

Bluemonte Global Equity ETF

Ticker: BINT

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: October 31, 2025

This semi-annual shareholder report contains important information about the Bluemonte Global Equity ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to October 31, 2025.  You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Global Equity ETF	$8	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote†	Annualized.

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$261,205,902	150	$160,340	52%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Preferred Stock	0.0%
Closed-End Funds	0.0%
Common Stock	0.0%
Exchange-Traded Funds	99.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Portfolio S&P 500 ETF	30.1%
SPDR Portfolio Developed World ex-US ETF	29.6%
iShares Core MSCI Emerging Markets ETF	20.4%
Vanguard FTSE Developed Markets ETF	19.7%
Accenture PLC, Cl A	0.0%
Texas Instruments	0.0%
Starbucks	0.0%
Procter & Gamble	0.0%
iShares Core S&P 500 ETF	0.0%
Meta Platforms, Cl A	0.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  833-537-3863

  https://www.bluemontefunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 833-537-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

BINT-SAR-2025

Exchange Traded Concepts Trust

Bluemonte Core Bond ETF

Ticker: BDBT

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: October 31, 2025

This semi-annual shareholder report contains important information about the Bluemonte Core Bond ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to October 31, 2025.  You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Core Bond ETF	$7	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote†	Annualized.

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$377,381,325	6	$228,990	9%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
iShares Core U.S. Aggregate Bond ETF	40.0%
Schwab Intermediate-Term U.S. Treasury ETF	24.9%
iShares MBS ETF	15.0%
SPDR Portfolio Corporate Bond ETF	10.0%
Vanguard Short-Term Corporate Bond ETF	5.0%
Vanguard Long-Term Bond ETF	5.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  833-537-3863

  https://www.bluemontefunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 833-537-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

BDBT-SAR-2025

Exchange Traded Concepts Trust

Bluemonte Short Term Bond ETF

Ticker: BLST

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: October 31, 2025

This semi-annual shareholder report contains important information about the Bluemonte Short Term Bond ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to October 31, 2025.  You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Short Term Bond ETF	$7	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote†	Annualized.

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$129,771,870	3	$77,898	0%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Vanguard Short-Term Bond ETF	54.6%
iShares Core U.S. Aggregate Bond ETF	25.1%
Vanguard Short-Term Corporate Bond ETF	19.9%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  833-537-3863

  https://www.bluemontefunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 833-537-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

BLST-SAR-2025

Exchange Traded Concepts Trust

Bluemonte Long Term Bond ETF

Ticker: BLTD

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: October 31, 2025

This semi-annual shareholder report contains important information about the Bluemonte Long Term Bond ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to October 31, 2025.  You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Long Term Bond ETF	$8	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote†	Annualized.

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$131,338,486	3	$79,075	5%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Vanguard Long-Term Bond ETF	65.0%
iShares Core U.S. Aggregate Bond ETF	25.0%
Vanguard Long-Term Corporate Bond ETF	10.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  833-537-3863

  https://www.bluemontefunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 833-537-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

BLTD-SAR-2025

Exchange Traded Concepts Trust

Bluemonte Diversified Income ETF

Ticker: BLUI

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: October 31, 2025

This semi-annual shareholder report contains important information about the Bluemonte Diversified Income ETF (the "Fund") for the period from June 20, 2025 (commencement of operations) to October 31, 2025.  You can find additional information about the Fund at https://www.bluemontefunds.com/investor-materials. You can also request this information by contacting us at 833-537-3863.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Bluemonte Diversified Income ETF	$7	0.20%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on June 20, 2025. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote†	Annualized.

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$88,733,567	6	$54,943	20%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
PIMCO Active Bond Exchange-Traded Fund	40.2%
SPDR Bloomberg High Yield Bond ETF	20.0%
Cohen & Steers Preferred and Income Opportunities Active ETF	10.0%
First Trust Senior Loan ETF	10.0%
Global X MLP ETF	9.9%
Cohen & Steers Real Estate Active ETF	9.8%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  833-537-3863

  https://www.bluemontefunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 833-537-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

BLUI-SAR-2025

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE TRADED CONCEPTS TRUST

Bluemonte Large Cap Core ETF (BLUC)

Bluemonte Large Cap Growth ETF (BLGR)

Bluemonte Large Cap Value ETF (BVAL)

Bluemonte Dynamic Total Market ETF (BLUX)

Bluemonte Global Equity ETF (BINT)

Bluemonte Core Bond ETF (BDBT)

Bluemonte Short Term Bond ETF (BLST)

Bluemonte Long Term Bond ETF (BLTD)

Bluemonte Diversified Income ETF (BLUI)

Semi-Annual Financials and Other Information

October 31, 2025

(Unaudited)

Bluemonte

Table of Contents

(Unaudited)

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   833-537-3863

•   https://www.bluemontefunds.com/investor-materials

Bluemonte

Large Cap Core ETF

Schedule of Investments

October 31, 2025 (Unaudited)

Description	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 99.4%

Domestic Equity — 99.4%
iShares Morningstar U.S. Equity ETF	495,433	$46,927,414
SPDR Portfolio S&P 500 ETF†	1,179,989	94,682,317
Vanguard Growth ETF†	171,903	85,753,811
Vanguard Value ETF	59,310	11,017,426
		238,380,968

Total Exchange-Traded Funds
(Cost $215,623,670)		238,380,968

Total Investments — 99.4%
(Cost $215,623,670)		$238,380,968

Percentages are based on Net Assets of $239,757,696.

†      Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

ETF — Exchange-Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

As of October 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Large Cap Growth ETF

Schedule of Investments

October 31, 2025 (Unaudited)

Description	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 99.3%

Domestic Equity — 99.3%
Schwab U.S. Large-Cap Growth ETF†	1,608,877	$53,704,314
SPDR Portfolio S&P 500 ETF	221,787	17,796,189
SPDR Portfolio S&P 500 Growth ETF†	952,264	102,901,648
Vanguard Russell 1000 Growth ETF	214,157	26,750,351
		201,152,502

Total Exchange-Traded Funds
(Cost $173,466,225)		201,152,502

Total Investments — 99.3%
(Cost $173,466,225)		$201,152,502

Percentages are based on Net Assets $202,573,994.

†      Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

ETF — Exchange-Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

As of October 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Large Cap Value ETF

Schedule of Investments

October 31, 2025 (Unaudited)

Description	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 99.5%

Domestic Equity — 99.5%
Schwab U.S. Large-Cap Value ETF†	1,928,323	$55,747,818
SPDR Portfolio S&P 500 ETF	382,435	30,686,584
SPDR Portfolio S&P 500 Value ETF†	1,194,721	66,880,482
Vanguard Russell 1000 Value ETF	418,797	37,603,783
		190,918,667
Total Exchange-Traded Funds
(Cost $180,487,613)		190,918,667

Total Investments — 99.5%
(Cost $180,487,613)		$190,918,667

Percentages are based on Net Assets of $191,971,466.

†      Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

ETF — Exchange-Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

As of October 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Dynamic Total Market ETF

Schedule of Investments

October 31, 2025 (Unaudited)

Description	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 99.7%

Commodities — 0.0%
iShares Gold Trust*	26	$1,960

Domestic Equity — 99.7%
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF*	39	1,337
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF*	54	1,695
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF*	45	1,513
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF*	58	1,657
Avantis U.S. Equity ETF	28	3,088
Avantis U.S. Large Cap Value ETF	35	2,544
Avantis U.S. Small Cap Equity ETF	41	2,347
BlackRock U.S. Equity Factor Rotation ETF	42	2,556
Capital Group Dividend Value ETF	42	1,792
Capital Group Growth ETF	81	3,634
Consumer Discretionary Select Sector SPDR Fund	24	5,758
Consumer Staples Select Sector SPDR Fund	14	1,068
Dimensional US Core Equity 1 ETF	42	3,061
Dimensional US Core Equity 2 ETF	60	2,341
Dimensional US Core Equity Market ETF	58	2,704
Dimensional US Large Cap Value ETF	12	394
Energy Select Sector SPDR Fund	38	3,349
Fidelity High Dividend ETF	60	3,359
Financial Select Sector SPDR Fund	43	2,252
First Trust Capital Strength ETF	25	2,282
First Trust Dorsey Wright Focus 5 ETF	59	3,644
First Trust Morningstar Dividend Leaders Index Fund	14	599
First Trust North American Energy Infrastructure Fund	50	1,880
First Trust Rising Dividend Achievers ETF	20	1,346
Description	Shares	Fair Value
Domestic Equity — continued
First Trust Value Line Dividend Index Fund	55	$2,482
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	52	6,864
Innovator Equity Managed Floor ETF	36	1,327
Innovator U.S. Equity Power Buffer ETF – November*	28	1,161
Invesco FTSE RAFI US 1000 ETF	111	5,072
Invesco High Yield Equity Dividend Achievers ETF	25	517
Invesco NASDAQ 100 ETF	42	10,876
Invesco QQQ Trust, Series 1, Ser 1	41	25,792
Invesco S&P 500 Equal Weight ETF	10	1,879
Invesco S&P 500 Equal Weight Health Care ETF	29	877
Invesco S&P 500 Quality ETF	50	3,703
Invesco S&P MidCap 400 GARP ETF	8	951
Invesco S&P SmallCap Consumer Staples ETF	52	1,611
iShares Core Dividend Growth ETF	36	2,451
iShares Core S&P 500 ETF	17	11,649
iShares Core S&P Mid-Cap ETF	30	1,948
iShares Core S&P Small-Cap ETF	41	4,830
iShares Core S&P Total U.S. Stock Market ETF	23	3,426
iShares Core S&P U.S. Value ETF	12	1,212
iShares ESG Aware MSCI USA ETF	23	3,441
iShares Expanded Tech-Software Sector ETF*	25	2,888
iShares Morningstar Growth ETF	50	5,354
iShares Morningstar Small-Cap Value ETF	864,305	57,337,994
iShares MSCI USA Momentum Factor ETF	19	4,830
iShares MSCI USA Quality Factor ETF	25	4,907
iShares Russell 1000 ETF	15	5,606
iShares Russell 1000 Growth ETF	41	19,909
iShares Russell 1000 Value ETF	11	2,250
iShares Russell 2000 ETF	51	12,558
iShares Russell 2500 ETF	54	4,007
iShares Russell Mid-Cap ETF	32	3,064
iShares Russell Mid-Cap Growth ETF	26	3,692
iShares S&P 100 ETF	37	12,777
iShares S&P 500 Growth ETF	24	2,995

The accompanying notes are an integral part of the financial statements.

Bluemonte

Dynamic Total Market ETF

Schedule of Investments

October 31, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value
Domestic Equity — continued
iShares S&P 500 Value ETF	11	$2,297
iShares S&P Mid-Cap 400 Growth ETF	4	384
iShares Select Dividend ETF	33	4,593
iShares U.S. Industrials ETF	14	2,052
iShares U.S. Insurance ETF	13	1,643
iShares U.S. Tech Breakthrough Multisector ETF	40	2,542
iShares U.S. Technology ETF	43	8,941
LHA Market State Tactical Beta ETF	59	2,409
ProShares S&P 500 Dividend Aristocrats ETF	54	5,486
Real Estate Select Sector SPDR Fund	53	2,168
Schwab 1000 Index ETF	49	1,610
Schwab U.S. Broad Market ETF	17	447
Schwab U.S. Dividend Equity ETF	76	2,033
Schwab U.S. Large-Cap ETF	28	755
Schwab U.S. Large-Cap Growth ETF	103	3,438
Schwab U.S. Large-Cap Value ETF	63	1,821
Schwab U.S. Mid-Cap ETF	77	2,276
Schwab U.S. REIT ETF	23	485
Schwab U.S. Small-Cap ETF	682,241	19,150,505
SPDR Portfolio S&P 1500 Composite Stock Market ETF	99	8,155
SPDR Portfolio S&P 500 ETF†	2,412,391	193,570,254
SPDR Portfolio S&P 500 Growth ETF	46	4,971
SPDR Portfolio S&P 500 Value ETF	83	4,646
SPDR Portfolio S&P 600 Small Cap ETF	67	3,077
SPDR S&P 400 Mid Cap Growth ETF	35	3,213
SPDR S&P 400 Mid Cap Value ETF	18	1,480
SPDR S&P 500 ETF Trust	42	28,646
SPDR S&P 600 Small Cap Growth ETF	50	4,650
SPDR S&P 600 Small Cap Value ETF	15	1,325
SPDR S&P Dividend ETF	17	2,333
Technology Select Sector SPDR Fund	21	6,314
Utilities Select Sector SPDR Fund	37	3,297
VanEck Morningstar Wide Moat ETF	49	4,985
Vanguard Dividend Appreciation ETF	21	4,558
Description	Shares	Fair Value
Domestic Equity — continued
Vanguard Growth ETF	15	$7,483
Vanguard High Dividend Yield ETF	38	5,342
Vanguard Large-Cap ETF	31	9,782
Vanguard Mid-Cap ETF	48	13,964
Vanguard Mid-Cap Growth ETF	24	7,006
Vanguard Mid-Cap Value ETF	31	5,343
Vanguard Real Estate ETF	37	3,300
Vanguard Russell 1000 Growth ETF	52	6,495
Vanguard Russell 1000 Value ETF	60	5,387
Vanguard Russell 2000 ETF†	1,156,981	115,165,889
Vanguard S&P 500 ETF	51	31,979
Vanguard Small-Cap ETF	34	8,670
Vanguard Total Stock Market ETF	15	5,031
Vanguard Value ETF	36	6,687
WisdomTree U.S. Quality Dividend Growth Fund	25	2,227
WisdomTree U.S. SmallCap Fund	51	2,799
WisdomTree US SmallCap Dividend Fund	12	392
		385,706,665

Domestic Fixed Income — 0.0%
BlackRock Flexible Income ETF	39	2,077
Dimensional Core Fixed Income ETF	22	942
First Trust Preferred Securities and Income ETF	27	496
iShares Morningstar Multi-Asset Income ETF	23	490
		4,005

International Equity — 0.0%
Capital Group International Focus Equity ETF	23	706
Capital Group New Geography Equity ETF	21	668
Dimensional Emerging Markets Core Equity 2 ETF	27	894
Dimensional Global Real Estate ETF	16	430
Dimensional International Core Equity 2 ETF	72	2,371
Dimensional World ex US Core Equity 2 ETF	61	1,937
Franklin International Core Dividend Tilt Index ETF	40	1,514
iShares Core MSCI EAFE ETF	52	4,581
iShares Core MSCI Emerging Markets ETF	44	3,004

The accompanying notes are an integral part of the financial statements.

Bluemonte

Dynamic Total Market ETF

Schedule of Investments

October 31, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value
International Equity — continued
iShares Core MSCI International Developed Markets ETF	19	$1,534
iShares Currency Hedged MSCI EAFE ETF	26	1,066
iShares Exponential Technologies ETF	35	2,632
iShares MSCI ACWI ex U.S. ETF	23	1,526
iShares MSCI EAFE ETF	53	5,008
iShares MSCI EAFE Growth ETF	30	3,470
iShares MSCI EAFE Min Vol Factor ETF	8	675
iShares MSCI EAFE Value ETF	49	3,354
iShares MSCI Emerging Markets ex China ETF	33	2,384
iShares MSCI World ETF	14	2,590
Schwab Emerging Markets Equity ETF	41	1,388
Schwab International Equity ETF	32	760
SPDR Portfolio Developed World ex-US ETF	81	3,526
SPDR Portfolio Emerging Markets ETF	34	1,618
SPDR S&P Kensho New Economies Composite ETF	13	838
Vanguard FTSE All-World ex-US ETF, Cl U	29	2,107
Vanguard FTSE Developed Markets ETF	46	2,805
Vanguard FTSE Emerging Markets ETF	15	824
WisdomTree International MidCap Dividend Fund	17	1,308
		55,518

Total Exchange-Traded Funds
(Cost $365,268,544)		385,768,148

COMMON STOCK — 0.2%

Communication Services — 0.0%
Alphabet, Cl A	41	11,529
AT&T	55	1,361
Comcast, Cl A	29	807
Lumen Technologies*	56	576
Meta Platforms, Cl A	39	25,286
Nintendo ADR	35	750
Verizon Communications	26	1,033
Walt Disney	35	3,942
Warner Bros Discovery*	49	1,100
		46,384
Description	Shares	Fair Value
Consumer Discretionary — 0.0%
Amazon.com*	52	$12,700
Ford Motor	46	604
Home Depot	51	19,359
Lowe’s	26	6,191
McDonald’s	28	8,356
Service Corp International	44	3,674
Starbucks	37	2,992
TJX	46	6,447
Williams-Sonoma	53	10,300
		70,623

Consumer Staples — 0.0%
Altria Group	50	2,819
Coca-Cola	59	4,065
Costco Wholesale	54	49,218
Mondelez International, Cl A	53	3,045
PepsiCo	58	8,473
Procter & Gamble	52	7,819
Sysco	31	2,303
Walmart	36	3,643
		81,385

Energy — 0.0%
Antero Midstream	28	483
BP ADR	36	1,265
Chevron	32	5,047
ConocoPhillips	23	2,044
Exxon Mobil	58	6,633
Kinder Morgan	36	943
Marathon Petroleum	8	1,559
ONEOK	6	402
Phillips 66	19	2,587
Williams	51	2,951
		23,914

Financials — 0.1%
Aflac	48	5,145
Allstate	32	6,129
Ares Capital	30	611
Ares Management, Cl A	45	6,692
Bank of America	20	1,069
Bankinter ADR	14	212
Berkshire Hathaway, Cl B*	51	24,354
Charles Schwab	41	3,875
Chubb	26	7,200
Fifth Third Bancorp	54	2,247
Gladstone Investment	27	373

The accompanying notes are an integral part of the financial statements.

Bluemonte

Dynamic Total Market ETF

Schedule of Investments

October 31, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value
Financials — continued
Globe Life	21	$2,762
Goldman Sachs Group	49	38,679
Hartford Financial Services Group	54	6,706
JPMorgan Chase	19	5,911
Mizuho Financial Group ADR	44	296
Morgan Stanley	43	7,052
Prudential Financial	50	5,200
Regions Financial	19	460
ServisFirst Bancshares	30	2,108
SoFi Technologies*	17	505
Toronto-Dominion Bank	31	2,546
Truist Financial	32	1,428
US Bancorp	42	1,961
Visa, Cl A	49	16,696
		150,217

Health Care — 0.0%
Abbott Laboratories	30	3,709
AbbVie	24	5,233
Amgen	15	4,476
CVS Health	97	7,581
Danaher	29	6,246
Gilead Sciences	38	4,552
Haleon ADR	16	148
Johnson & Johnson	35	6,611
Merck	28	2,407
Pfizer	49	1,208
UnitedHealth Group	49	16,736
		58,907

Industrials — 0.0%
Boeing*	53	10,654
Canadian Pacific Kansas City	52	3,741
Carrier Global	32	1,904
Caterpillar	47	27,131
Copart*	42	1,806
Covenant Logistics Group, Cl A	28	565
CSX	7	252
Eaton PLC	47	17,933
General Electric	13	4,017
Hertz Global Holdings*	32	164
Paychex	55	6,437
Republic Services, Cl A	23	4,790
RTX	40	7,140
Union Pacific	58	12,782
Waste Management	59	11,786
		111,102
Description	Shares	Fair Value
Information Technology — 0.1%
Accenture PLC, Cl A	106	$26,511
Amphenol, Cl A	50	6,967
Apple	48	12,978
Applied Materials	30	6,993
Broadcom	24	8,871
Cisco Systems	57	4,167
DocuSign, Cl A*	50	3,657
Hackett Group	41	742
International Business Machines	23	7,071
Microsoft	20	10,356
NVIDIA	62	12,555
Oracle	47	12,343
Pure Storage, Cl A*	42	4,145
Qualcomm	37	6,693
Salesforce	51	13,281
Taiwan Semiconductor Manufacturing ADR	24	7,210
Texas Instruments	30	4,844
		149,384

Materials — 0.0%
Dow	107	2,552
DuPont de Nemours	29	2,368
Freeport-McMoRan, Cl B	21	876
Graphic Packaging Holding	46	735
Hecla Mining	28	360
Newmont	24	1,943
Packaging Corp of America	14	2,741
Pan American Silver	50	1,761
Wheaton Precious Metals	45	4,343
		17,679

Real Estate — 0.0%
Iron Mountain‡	32	3,294
Prologis‡	34	4,219
Realty Income‡	34	1,971
STAG Industrial‡	21	804
		10,288

Utilities — 0.0%
Ameren	53	5,407
American Electric Power	28	3,367
Duke Energy	38	4,723
NextEra Energy	47	3,826
Public Service Enterprise Group	11	886
Southern	61	5,737

The accompanying notes are an integral part of the financial statements.

Bluemonte

Dynamic Total Market ETF

Schedule of Investments

October 31, 2025 (Unaudited) (Concluded)

Description	Shares	Fair Value
Utilities — continued
WEC Energy Group	45	$5,028
Xcel Energy	47	3,815
		32,789

Total Common Stock
(Cost $476,283)		752,672

CLOSED-END FUNDS — 0.0%

Domestic Equity — 0.0%
BlackRock Science and Technology Term Trust	53	1,215
Eaton Vance Enhanced Equity Income Fund	36	745
Eaton Vance Tax-Managed Diversified Equity Income Fund	55	871
		2,831
Domestic Fixed Income — 0.0%
Cohen & Steers REIT and Preferred and Income Fund	50	1,072
DNP Select Income Fund	19	193
FS Credit Opportunities Corp.	12	79
		1,344

Total Closed-End Funds
(Cost $3,254)		4,175

PREFERRED STOCK — 0.0%

Financials — 0.0%
Goldman Sachs Group, 5.158%	30	612
MetLife, 5.299%	30	717
		1,329

Total Preferred Stock
(Cost $1,268)		1,329

Total Investments — 99.9%
(Cost $365,749,349)		$386,526,324

Percentages are based on Net Assets of $386,947,550.

†      Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

‡      Real Estate Investment Trust.

*       Non-income producing security.

ACWI — All Country World Index

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and the Far East

ESG — Environmental, Social and Governance

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

GARP — Growth at a Reasonable Price

NASDAQ — National Association of Securities Dealers Automated Quotations

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depositary Receipts

As of October 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.
The accompanying notes are an integral part of the financial statements.

Bluemonte

Global Equity ETF

Schedule of Investments

October 31, 2025 (Unaudited)

Description	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 99.8%

Commodities — 0.0%
iShares Gold Trust*	1	$75

Domestic Equity — 30.1%
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF*	1	34
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF*	1	31
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF*	1	34
Avantis U.S. Equity ETF	2	221
BlackRock U.S. Equity Factor Rotation ETF	1	61
Capital Group Dividend Value ETF	1	43
Dimensional US Core Equity 1 ETF	1	73
Dimensional US Core Equity Market ETF	2	93
Energy Select Sector SPDR Fund	2	176
Fidelity High Dividend ETF	1	56
First Trust Dorsey Wright Focus 5 ETF	2	123
First Trust Morningstar Dividend Leaders Index Fund	1	43
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	1	132
Innovator Equity Managed Floor ETF	1	37
Invesco FTSE RAFI US 1000 ETF	1	46
Invesco High Yield Equity Dividend Achievers ETF	8	165
Invesco NASDAQ 100 ETF	1	259
Invesco QQQ Trust, Series 1, Ser 1	2	1,258
Invesco S&P 500 Equal Weight ETF	1	188
iShares Core Dividend Growth ETF	1	68
iShares Core S&P 500 ETF	2	1,370
iShares Core S&P Small-Cap ETF	2	236
Description	Shares	Fair Value
Domestic Equity — continued
iShares ESG Aware MSCI USA ETF	2	$299
iShares Morningstar Growth ETF	1	107
iShares MSCI USA Quality Factor ETF	2	393
iShares Russell 1000 ETF	2	747
iShares Russell 1000 Growth ETF	2	971
iShares Russell 1000 Value ETF	1	205
iShares Russell 2000 ETF	1	246
iShares Russell 2500 ETF	1	74
iShares Russell Mid-Cap Growth ETF	1	142
iShares S&P 500 Value ETF	1	209
iShares S&P Mid-Cap 400 Growth ETF	1	96
iShares U.S. Technology ETF	2	416
ProShares S&P 500 Dividend Aristocrats ETF	2	203
Real Estate Select Sector SPDR Fund	27	1,104
Schwab U.S. Broad Market ETF	1	26
Schwab U.S. Dividend Equity ETF	40	1,070
Schwab U.S. Large-Cap Value ETF	1	29
Schwab U.S. Mid-Cap ETF	1	30
Schwab U.S. REIT ETF	1	21
Schwab U.S. Small-Cap ETF	1	28
SPDR Portfolio S&P 1500 Composite Stock Market ETF	1	82
SPDR Portfolio S&P 500 ETF†	980,373	78,665,130
SPDR Portfolio S&P 600 Small Cap ETF	1	46
SPDR S&P Dividend ETF	1	137
Technology Select Sector SPDR Fund	2	601
VanEck Morningstar Wide Moat ETF	1	102
Vanguard Dividend Appreciation ETF	1	217
Vanguard Growth ETF	1	499
Vanguard Mid-Cap Growth ETF	1	292
Vanguard Mid-Cap Value ETF	1	172
Vanguard Real Estate ETF	9	803
Vanguard Russell 1000 Growth ETF	1	125
Vanguard Russell 1000 Value ETF	1	90

The accompanying notes are an integral part of the financial statements.

Bluemonte

Global Equity ETF

Schedule of Investments

October 31, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value
Domestic Equity — continued
Vanguard S&P 500 ETF	1	$627
Vanguard Small-Cap ETF	2	510
Vanguard Total Stock Market ETF	1	335
Vanguard Value ETF	1	186
WisdomTree U.S. SmallCap Fund	1	55
		78,681,172

Domestic Fixed Income — 0.0%
BlackRock Flexible Income ETF	1	53
Dimensional Core Fixed Income ETF	1	43
First Trust Preferred Securities and Income ETF	1	19
		115

International Equity — 69.7%
Capital Group International Focus Equity ETF	1	31
Dimensional Global Real Estate ETF	4	108
Dimensional World ex US Core Equity 2 ETF	2	63
iShares Core MSCI EAFE ETF	1	88
iShares Core MSCI Emerging Markets ETF	778,914	53,176,459
iShares Currency Hedged MSCI EAFE ETF	1	41
iShares Exponential Technologies ETF	1	75
iShares MSCI EAFE ETF	1	94
iShares MSCI EAFE Growth ETF	1	116
iShares MSCI EAFE Value ETF	1	68
iShares MSCI Emerging Markets ex China ETF	1	72
Schwab Emerging Markets Equity ETF	1	34
Schwab International Equity ETF	1	24
SPDR Portfolio Developed World ex-US ETF†	1,778,473	77,416,930
Vanguard FTSE All-World ex-US ETF, Cl U	1	73
Vanguard FTSE Developed Markets ETF	842,706	51,388,212
Vanguard FTSE Emerging Markets ETF	2	110
WisdomTree International MidCap Dividend Fund	1	77
		181,982,675
Total Exchange-Traded Funds (Cost $248,243,002)		260,664,037
Description	Shares	Fair Value
COMMON STOCK — 0.0%

Canada — 0.0%
Industrials — 0.0%
Canadian Pacific Kansas City	1	$72

Ireland — 0.0%
Information Technology — 0.0%
Accenture PLC, Cl A	58	14,506

Japan — 0.0%
Financials — 0.0%
Mizuho Financial Group ADR	1	7

Taiwan — 0.0%
Information Technology — 0.0%
Taiwan Semiconductor Manufacturing ADR	1	300

United Kingdom — 0.0%
Energy — 0.0%
BP ADR	1	35

United States — 0.0%
Communication Services — 0.0%
Alphabet, Cl A	1	281
AT&T	4	99
Comcast, Cl A	9	250
Meta Platforms, Cl A	2	1,297
Verizon Communications	9	358
Walt Disney	2	225
Warner Bros Discovery*	1	23
		2,533

Consumer Discretionary — 0.0%
Home Depot	2	759
Lowe’s	1	238
Starbucks	21	1,698
Williams-Sonoma	1	195
		2,890

Consumer Staples — 0.0%
Coca-Cola	1	69
PepsiCo	1	146
Procter & Gamble	11	1,654
Walmart	1	101
		1,970

Energy — 0.0%
Exxon Mobil	1	115
Kinder Morgan	1	26
Marathon Petroleum	1	195

The accompanying notes are an integral part of the financial statements.

Bluemonte

Global Equity ETF

Schedule of Investments

October 31, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value
United States — continued
Energy — continued
Phillips 66	1	$136
Williams	1	58
		530

Financials — 0.0%
Aflac	1	107
Allstate	1	192
Ares Capital	1	20
Chubb	2	554
Fifth Third Bancorp	1	41
Gladstone Investment	1	14
Globe Life	1	131
JPMorgan Chase	1	311
Visa, Cl A	2	682
		2,052

Health Care — 0.0%
Abbott Laboratories	1	124
AbbVie	1	218
CVS Health	1	78
Merck	1	86
Pfizer	1	25
		531

Industrials — 0.0%
Carrier Global	3	178
CSX	1	36
Eaton PLC	1	382
Hertz Global Holdings*	1	5
Paychex	3	351
Republic Services, Cl A	1	208
Union Pacific	1	220
Waste Management	2	400
		1,780

Information Technology — 0.0%
Apple	1	270
Applied Materials	1	233
Broadcom	2	739
International Business Machines	1	307
Microsoft	1	518
NVIDIA	1	203
Qualcomm	2	362
Texas Instruments	17	2,745
		5,377
Description	Shares	Fair Value
United States — continued
Materials — 0.0%
Dow	21	$501
Graphic Packaging Holding	1	16
Newmont	1	81
Packaging Corp of America	1	196
		794

Real Estate — 0.0%
Iron Mountain‡	1	103

Utilities — 0.0%
Duke Energy	1	124
NextEra Energy	1	82
Public Service Enterprise Group	1	80
Southern	1	94
		380
		18,940
Total Common Stock (Cost $33,979)		33,860

CLOSED-END FUNDS — 0.0%

Domestic Equity — 0.0%
Eaton Vance Enhanced Equity Income Fund	2	41

Domestic Fixed Income — 0.0%
DNP Select Income Fund	1	10

Total Closed-End Funds (Cost $50)		51

PREFERRED STOCK — 0.0%

United States — 0.0%
Financials — 0.0%
Goldman Sachs Group, 5.158%	1	20
MetLife, 5.299%	1	24
		44

Total Preferred Stock (Cost $42)		44

Total Investments — 99.8% (Cost $248,277,073)		$260,697,992

Percentages are based on Net Assets of $261,205,902.

†      Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Global Equity ETF

Schedule of Investments

October 31, 2025 (Unaudited) (Concluded)

‡      Real Estate Investment Trust.

*       Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and the Far East

ESG — Environmental, Social and Governance

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

NASDAQ — National Association of Securities Dealers Automated Quotations

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depositary Receipts

As of October 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Core Bond ETF

Schedule of Investments

October 31, 2025 (Unaudited)

Description	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 99.9%

Domestic Fixed Income — 99.9%
iShares Core U.S. Aggregate Bond ETF†	1,500,841	$150,894,554
iShares MBS ETF	593,180	56,678,349
Schwab Intermediate-Term U.S. Treasury ETF	3,738,454	94,171,656
SPDR Portfolio Corporate Bond ETF	1,274,375	37,683,269
Vanguard Long-Term Bond ETF	264,228	18,820,961
Vanguard Short-Term Corporate Bond ETF	236,259	18,877,094
		377,125,883
Total Exchange-Traded Funds (Cost $372,337,969)		377,125,883

Total Investments — 99.9% (Cost $372,337,969)		$377,125,883

Percentages are based on Net Assets of $377,381,325.

†      Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Security

SPDR — Standard & Poor’s Depositary Receipts

As of October 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Short Term Bond ETF

Schedule of Investments

October 31, 2025 (Unaudited)

Description	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 99.6%

Domestic Fixed Income — 99.6%
iShares Core U.S. Aggregate Bond ETF†	324,908	$32,666,250
Vanguard Short-Term Bond ETF†	897,100	70,835,016
Vanguard Short-Term Corporate Bond ETF	322,994	25,807,221
		129,308,487
Total Exchange-Traded Funds (Cost $128,252,191)		129,308,487

Total Investments — 99.6% (Cost $128,252,191)		$129,308,487

Percentages are based on Net Assets of $129,771,870.

†      Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

ETF — Exchange-Traded Fund

As of October 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Long Term Bond ETF

Schedule of Investments

October 31, 2025 (Unaudited)

Description	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 100.0%

Domestic Fixed Income — 100.0%
iShares Core U.S. Aggregate Bond ETF†	327,064	$32,883,015
Vanguard Long-Term Bond ETF†	1,197,630	85,307,185
Vanguard Long-Term Corporate Bond ETF	169,337	13,110,070
		131,300,270
Total Exchange-Traded Funds (Cost $128,355,767)		131,300,270

Total Investments — 100.0% (Cost $128,355,767)		$131,300,270

Percentages are based on Net Assets of $131,338,486.

†      Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

ETF — Exchange-Traded Fund

As of October 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Diversified Income ETF

Schedule of Investments

October 31, 2025 (Unaudited)

Description	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 99.9%

Domestic Equity — 19.7%
Cohen & Steers Real Estate Active ETF	341,234	$8,718,734
Global X MLP ETF	181,746	8,732,895
		17,451,629
Domestic Fixed Income — 80.2%
Cohen & Steers Preferred and Income Opportunities Active ETF	341,757	8,909,365
First Trust Senior Loan ETF	193,541	8,864,178
PIMCO Active Bond Exchange-Traded Fund†	380,192	35,690,524
SPDR Bloomberg High Yield Bond ETF	181,987	17,723,714
		71,187,781
Total Exchange-Traded Funds (Cost $88,140,159)		88,639,410

Total Investments — 99.9% (Cost $88,140,159)		$88,639,410

Percentages are based on Net Assets of $88,733,567.

†      Represents greater than 25% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

ETF — Exchange-Traded Fund

MLP — Master Limited Partnership

SPDR — Standard & Poor’s Depositary Receipts

As of October 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Assets and Liabilities

October 31, 2025 (Unaudited)

	Bluemonte Large Cap Core ETF	Bluemonte Large Cap Growth ETF	Bluemonte Large Cap Value ETF
Assets:
Investments, at Cost	$215,623,670	$173,466,225	$180,487,613
Investments, at Fair Value	$238,380,968	$201,152,502	$190,918,667
Cash and Cash Equivalents	1,410,854	1,453,805	1,079,150
Receivable for Capital Shares Sold	576,891	—	818,913
Dividends Receivable	79	7	1
Tax Reclaims Receivable	21	—	—
Total Assets	240,368,813	202,606,314	192,816,731

Liabilities:
Payable for Investment Securities Purchased	572,531	—	813,875
Advisory Fees Payable – Net	38,586	32,320	31,390
Total Liabilities	611,117	32,320	845,265

Net Assets	$239,757,696	$202,573,994	$191,971,466

Net Assets Consist of:
Paid-in Capital	$213,862,573	$176,560,445	$180,065,647
Total Distributable Earnings (Accumulated Losses)	25,895,123	26,013,549	11,905,819
Net Assets	$239,757,696	$202,573,994	$191,971,466

Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	8,312,062	6,822,975	7,032,663
Net Asset Value, Offering and Redemption Price Per Share	$28.84	$29.69	$27.30

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Assets and Liabilities

October 31, 2025 (Unaudited) (Continued)

	Bluemonte Dynamic Total Market ETF	Bluemonte Global Equity ETF	Bluemonte Core Bond ETF
Assets:
Investments, at Cost	$365,749,349	$248,277,073	$372,337,969
Investments, at Fair Value	$386,526,324	$260,697,992	$377,125,883
Cash and Cash Equivalents	477,592	549,618	315,412
Receivable for Capital Shares Sold	1,393,347	280,097	1,022,741
Dividends Receivable	686	140	—
Tax Reclaims Receivable	48	20	—
Total Assets	388,397,997	261,527,867	378,464,036

Liabilities:
Payable for Investment Securities Purchased	1,386,698	279,414	1,021,193
Advisory Fees Payable – Net	63,749	42,551	61,518
Total Liabilities	1,450,447	321,965	1,082,711

Net Assets	$386,947,550	$261,205,902	$377,381,325

Net Assets Consist of:
Paid-in Capital	$355,878,637	$239,561,920	$371,798,089
Total Distributable Earnings (Accumulated Losses)	31,068,913	21,643,982	5,583,236
Net Assets	$386,947,550	$261,205,902	$377,381,325

Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	13,885,540	9,325,569	14,759,599
Net Asset Value, Offering and Redemption Price Per Share	$27.87	$28.01	$25.57

Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Assets and Liabilities

October 31, 2025 (Unaudited) (Concluded)

	Bluemonte Short Term Bond ETF	Bluemonte Long Term Bond ETF	Bluemonte Diversified Income ETF
Assets:
Investments, at Cost	$128,252,191	$128,355,767	$88,140,159
Investments, at Fair Value	$129,308,487	$131,300,270	$88,639,410
Cash and Cash Equivalents	479,418	59,793	108,961
Receivable for Capital Shares Sold	1,265,086	—	—
Total Assets	131,052,991	131,360,063	88,748,371

Liabilities:
Payable for Investment Securities Purchased	1,260,000	—	—
Advisory Fees Payable – Net	21,121	21,577	14,804
Total Liabilities	1,281,121	21,577	14,804

Net Assets	$129,771,870	$131,338,486	$88,733,567

Net Assets Consist of:
Paid-in Capital	$128,710,627	$127,942,854	$88,042,600
Total Distributable Earnings (Accumulated Losses)	1,061,243	3,395,632	690,967
Net Assets	$129,771,870	$131,338,486	$88,733,567

Outstanding Shares of Beneficial Interest
(unlimited authorization – no par value)	5,128,975	5,067,508	3,497,920
Net Asset Value, Offering and Redemption Price Per Share	$25.30	$25.92	$25.37

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Operations

For the Period Ended October 31, 2025 (Unaudited)

	Bluemonte Large Cap Core ETF†	Bluemonte Large Cap Growth ETF†	Bluemonte Large Cap Value ETF†
Investment Income:
Dividend Income	$860,728	$378,570	$1,123,080
Interest Income	20,411	18,122	19,029
Less: Foreign Taxes Withheld	(5)	(2)	(2)
Total Investment Income	881,134	396,690	1,142,107

Expenses:
Advisory Fees	181,230	151,880	147,853
Total Expenses	181,230	151,880	147,853

Less:
Waiver of Advisory Fees (Note 3)	(36,247)	(30,377)	(29,571)
Net Expenses	144,983	121,503	118,282
Net Investment Income (Loss)	736,151	275,187	1,023,825

Net Realized Gain (Loss) on:
Investments(1)	16,063,974	10,702,653	10,286,312
Net Realized Gain (Loss)	16,063,974	10,702,653	10,286,312

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	9,733,264	15,342,211	1,649,863
Net Change in Unrealized Appreciation (Depreciation)	9,733,264	15,342,211	1,649,863

Net Realized and Unrealized Gain (Loss)	25,797,238	26,044,864	11,936,175

Net Increase (Decrease) in Net Assets Resulting from Operations	$26,533,389	$26,320,051	$12,960,000

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Operations

For the Period Ended October 31, 2025 (Unaudited) (Continued)

	Bluemonte Dynamic Total Market ETF†	Bluemonte Global Equity ETF†	Bluemonte Core Bond ETF†
Investment Income:
Dividend Income	$1,680,693	$1,054,767	$4,398,897
Interest Income	31,338	17,246	30,435
Less: Foreign Taxes Withheld	(30)	(4)	—
Total Investment Income	1,712,001	1,072,009	4,429,332

Expenses:
Advisory Fees	299,632	200,426	286,240
Total Expenses	299,632	200,426	286,240

Less:
Waiver of Advisory Fees (Note 3)	(59,928)	(40,086)	(57,250)
Net Expenses	239,704	160,340	228,990
Net Investment Income (Loss)	1,472,297	911,669	4,200,342

Net Realized Gain (Loss) on:
Investments(1)	29,545,258	20,220,683	1,781,098
Net Realized Gain (Loss)	29,545,258	20,220,683	1,781,098

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,587,770	1,467,113	3,806,252
Net Change in Unrealized Appreciation (Depreciation)	1,587,770	1,467,113	3,806,252

Net Realized and Unrealized Gain (Loss)	31,133,028	21,687,796	5,587,350

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,605,325	$22,599,465	$9,787,692

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Operations

For the Period Ended October 31, 2025 (Unaudited) (Concluded)

	Bluemonte Short Term Bond ETF†	Bluemonte Long Term Bond ETF†	Bluemonte Diversified Income ETF†
Investment Income:
Dividend Income	$1,428,112	$1,687,721	$1,422,283
Interest Income	10,572	11,092	13,315
Total Investment Income	1,438,684	1,698,813	1,435,598

Expenses:
Advisory Fees	97,373	98,844	68,679
Total Expenses	97,373	98,844	68,679

Less:
Waiver of Advisory Fees (Note 3)	(19,475)	(19,769)	(13,736)
Net Expenses	77,898	79,075	54,943
Net Investment Income (Loss)	1,360,786	1,619,738	1,380,655

Net Realized Gain (Loss) on:
Investments(1)	171,878	568,741	898,703
Net Realized Gain (Loss)	171,878	568,741	898,703

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	890,776	2,828,332	(243,008)
Net Change in Unrealized Appreciation (Depreciation)	890,776	2,828,332	(243,008)

Net Realized and Unrealized Gain (Loss)	1,062,654	3,397,073	655,695

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,423,440	$5,016,811	$2,036,350

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Changes in Net Assets

(Unaudited)

Bluemonte Large Cap Core ETF
Period Ended October 31, 2025†
Operations:
Net Investment Income (Loss)	$736,151
Net Realized Gain (Loss)(1)	16,063,974
Net Change in Unrealized Appreciation (Depreciation)	9,733,264
Net Increase (Decrease) in Net Assets Resulting from Operations	26,533,389

Distributions:	(638,266)

Capital Share Transactions:
Issued	220,892,715
Issuances in Connection with In-Kind Contribution (see Note 1)	48,264,455
Redeemed	(55,294,597)
Increase (Decrease) in Net Assets from Capital Share Transactions	213,862,573

Total Increase (Decrease) in Net Assets	239,757,696

Net Assets:
Beginning of Period	—
End of Period	$239,757,696

Share Transactions:
Issued	8,450,000
Issuances in Connection with In-Kind Contribution (see Note 1)	1,932,062
Redeemed	(2,070,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	8,312,062

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Changes in Net Assets

(Unaudited) (Continued)

Bluemonte Large Cap Growth ETF
Period Ended October 31, 2025†
Operations:
Net Investment Income (Loss)	$275,187
Net Realized Gain (Loss)(1)	10,702,653
Net Change in Unrealized Appreciation (Depreciation)	15,342,211
Net Increase (Decrease) in Net Assets Resulting from Operations	26,320,051

Distributions:	(306,502)

Capital Share Transactions:
Issued	162,716,086
Issuances in Connection with In-Kind Contribution (see Note 1)	40,075,291
Redeemed	(26,230,932)
Increase (Decrease) in Net Assets from Capital Share Transactions	176,560,445

Total Increase (Decrease) in Net Assets	202,573,994

Net Assets:
Beginning of Period	—
End of Period	$202,573,994

Share Transactions:
Issued	6,190,000
Issuances in Connection with In-Kind Contribution (see Note 1)	1,602,975
Redeemed	(970,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	6,822,975

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Changes in Net Assets

(Unaudited) (Continued)

Bluemonte Large Cap Value ETF
Period Ended October 31, 2025†
Operations:
Net Investment Income (Loss)	$1,023,825
Net Realized Gain (Loss)(1)	10,286,312
Net Change in Unrealized Appreciation (Depreciation)	1,649,863
Net Increase (Decrease) in Net Assets Resulting from Operations	12,960,000

Distributions:	(1,054,181)

Capital Share Transactions:
Issued	183,527,513
Issuances in Connection with In-Kind Contribution (see Note 1)	37,311,387
Redeemed	(40,773,253)
Increase (Decrease) in Net Assets from Capital Share Transactions	180,065,647

Total Increase (Decrease) in Net Assets	191,971,466

Net Assets:
Beginning of Period	—
End of Period	$191,971,466

Share Transactions:
Issued	7,090,000
Issuances in Connection with In-Kind Contribution (see Note 1)	1,492,663
Redeemed	(1,550,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	7,032,663

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Changes in Net Assets

(Unaudited) (Continued)

Bluemonte Dynamic Total Market ETF
Period Ended October 31, 2025†
Operations:
Net Investment Income (Loss)	$1,472,297
Net Realized Gain (Loss)(1)	29,545,258
Net Change in Unrealized Appreciation (Depreciation)	1,587,770
Net Increase (Decrease) in Net Assets Resulting from Operations	32,605,325

Distributions:	(1,536,412)

Capital Share Transactions:
Issued	499,079,507
Issuances in Connection with In-Kind Contribution (see Note 1)	75,886,080
Redeemed	(219,086,950)
Increase (Decrease) in Net Assets from Capital Share Transactions	355,878,637

Total Increase (Decrease) in Net Assets	386,947,550

Net Assets:
Beginning of Period	—
End of Period	$386,947,550

Share Transactions:
Issued	18,920,000
Issuances in Connection with In-Kind Contribution (see Note 1)	3,035,540
Redeemed	(8,070,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	13,885,540

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Changes in Net Assets

(Unaudited) (Continued)

Bluemonte Global Equity ETF
Period Ended October 31, 2025†
Operations:
Net Investment Income (Loss)	$911,669
Net Realized Gain (Loss)(1)	20,220,683
Net Change in Unrealized Appreciation (Depreciation)	1,467,113
Net Increase (Decrease) in Net Assets Resulting from Operations	22,599,465

Distributions:	(955,483)

Capital Share Transactions:
Issued	364,066,446
Issuances in Connection with In-Kind Contribution (see Note 1)	53,149,260
Redeemed	(177,653,786)
Increase (Decrease) in Net Assets from Capital Share Transactions	239,561,920

Total Increase (Decrease) in Net Assets	261,205,902

Net Assets:
Beginning of Period	—
End of Period	$261,205,902

Share Transactions:
Issued	13,770,000
Issuances in Connection with In-Kind Contribution (see Note 1)	2,125,569
Redeemed	(6,570,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	9,325,569

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Changes in Net Assets

(Unaudited) (Continued)

Bluemonte Core Bond ETF
Period Ended October 31, 2025†
Operations:
Net Investment Income (Loss)	$4,200,342
Net Realized Gain (Loss)(1)	1,781,098
Net Change in Unrealized Appreciation (Depreciation)	3,806,252
Net Increase (Decrease) in Net Assets Resulting from Operations	9,787,692

Distributions:	(4,204,456)

Capital Share Transactions:
Issued	408,434,927
Issuances in Connection with In-Kind Contribution (see Note 1)	39,995,638
Redeemed	(76,632,476)
Increase (Decrease) in Net Assets from Capital Share Transactions	371,798,089

Total Increase (Decrease) in Net Assets	377,381,325

Net Assets:
Beginning of Period	—
End of Period	$377,381,325

Share Transactions:
Issued	16,180,000
Issuances in Connection with In-Kind Contribution (see Note 1)	1,599,599
Redeemed	(3,020,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	14,759,599

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Changes in Net Assets

(Unaudited) (Continued)

Bluemonte Short Term Bond ETF
Period Ended October 31, 2025†
Operations:
Net Investment Income (Loss)	$1,360,786
Net Realized Gain (Loss)(1)	171,878
Net Change in Unrealized Appreciation (Depreciation)	890,776
Net Increase (Decrease) in Net Assets Resulting from Operations	2,423,440

Distributions:	(1,362,197)

Capital Share Transactions:
Issued	128,510,341
Issuances in Connection with In-Kind Contribution (see Note 1)	9,724,565
Redeemed	(9,524,279)
Increase (Decrease) in Net Assets from Capital Share Transactions	128,710,627

Total Increase (Decrease) in Net Assets	129,771,870

Net Assets:
Beginning of Period	—
End of Period	$129,771,870

Share Transactions:
Issued	5,120,000
Issuances in Connection with In-Kind Contribution (see Note 1)	388,975
Redeemed	(380,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	5,128,975

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Changes in Net Assets

(Unaudited) (Continued)

Bluemonte Long Term Bond ETF
Period Ended October 31, 2025†
Operations:
Net Investment Income (Loss)	$1,619,738
Net Realized Gain (Loss)(1)	568,741
Net Change in Unrealized Appreciation (Depreciation)	2,828,332
Net Increase (Decrease) in Net Assets Resulting from Operations	5,016,811

Distributions:	(1,621,179)

Capital Share Transactions:
Issued	138,801,361
Issuances in Connection with In-Kind Contribution (see Note 1)	8,187,021
Redeemed	(19,045,528)
Increase (Decrease) in Net Assets from Capital Share Transactions	127,942,854

Total Increase (Decrease) in Net Assets	131,338,486

Net Assets:
Beginning of Period	—
End of Period	$131,338,486

Share Transactions:
Issued	5,480,000
Issuances in Connection with In-Kind Contribution (see Note 1)	327,508
Redeemed	(740,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	5,067,508

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Statements of Changes in Net Assets

(Unaudited) (Concluded)

Bluemonte Diversified Income ETF
Period Ended October 31, 2025†
Operations:
Net Investment Income (Loss)	$1,380,655
Net Realized Gain (Loss)(1)	898,703
Net Change in Unrealized Appreciation (Depreciation)	(243,008)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,036,350

Distributions:	(1,345,383)

Capital Share Transactions:
Issued	96,787,209
Issuances in Connection with In-Kind Contribution (see Note 1)	10,949,429
Redeemed	(19,694,038)
Increase (Decrease) in Net Assets from Capital Share Transactions	88,042,600

Total Increase (Decrease) in Net Assets	88,733,567

Net Assets:
Beginning of Period	—
End of Period	$88,733,567

Share Transactions:
Issued	3,830,000
Issuances in Connection with In-Kind Contribution (see Note 1)	437,920
Redeemed	(770,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	3,497,920

†       Commenced operations on June 20, 2025.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Bluemonte Large Cap Core ETF

Financial Highlights

(Unaudited)

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Period Ended October 31, 2025†
Net Asset Value, beginning of year/period	$24.98
Investment Activities
Net Investment income*	0.10
Net realized and unrealized gain (loss)	3.84
Total from investment activities	3.94

Distributions to shareholders from:
Net Investment Income	(0.08)
Total Distributions	(0.08)
Net Asset Value, end of year/period	$28.84

Net Asset Value, Total Return (%)(1)	15.79
Ratios to Average Net Assets
Expenses (%)	0.20	(2)(3)
Expenses excluding waivers (%)	0.25	(2)(3)
Net investment income (loss) (%)	1.02	(2)(4)

Supplemental Data
Net Assets end of year/period (000)	$239,758
Portfolio turnover rate(%)(5)	—

*      Per share data calculated using average shares method.

†       Commenced operations on June 20, 2025.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Annualized.

(3)         The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)         The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(5)         Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are 0% or have been rounded to 0%.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Bluemonte Large Cap Growth ETF

Financial Highlights

(Unaudited)

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Period Ended October 31, 2025†
Net Asset Value, beginning of year/period	$25.00
Investment Activities
Net Investment income*	0.05
Net realized and unrealized gain (loss)	4.69
Total from investment activities	4.74

Distributions to shareholders from:
Net Investment Income	(0.05)
Total Distributions	(0.05)
Net Asset Value, end of year/period	$29.69

Net Asset Value, Total Return (%)(1)	18.96
Ratios to Average Net Assets
Expenses (%)	0.20	(2)(3)
Expenses excluding waivers (%)	0.25	(2)(3)
Net investment income (loss) (%)	0.45	(2)(4)

Supplemental Data
Net Assets end of year/period (000)	$202,574
Portfolio turnover rate(%)(5)	—

*      Per share data calculated using average shares method.

†       Commenced operations on June 20, 2025.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Annualized.

(3)         The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)         The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(5)         Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are 0% or have been rounded to 0%.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Bluemonte Large Cap Value ETF

Financial Highlights

(Unaudited)

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Period Ended October 31, 2025†
Net Asset Value, beginning of year/period	$25.00
Investment Activities
Net Investment income*	0.17
Net realized and unrealized gain (loss)	2.29
Total from investment activities	2.46

Distributions to shareholders from:
Net Investment Income	(0.16)
Total Distributions	(0.16)
Net Asset Value, end of year/period	$27.30

Net Asset Value, Total Return (%)(1)	9.84
Ratios to Average Net Assets
Expenses (%)	0.20	(2)(3)
Expenses excluding waivers (%)	0.25	(2)(3)
Net investment income (loss) (%)	1.73	(2)(4)

Supplemental Data
Net Assets end of year/period (000)	$191,971
Portfolio turnover rate(%)(5)	—

*      Per share data calculated using average shares method.

†       Commenced operations on June 20, 2025.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Annualized.

(3)         The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)         The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(5)         Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are 0% or have been rounded to 0%.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Bluemonte Dynamic Total Market ETF

Financial Highlights

(Unaudited)

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Period Ended October 31, 2025†
Net Asset Value, beginning of year/period	$25.00
Investment Activities
Net Investment income*	0.12
Net realized and unrealized gain (loss)	2.87
Total from investment activities	2.99

Distributions to shareholders from:
Net Investment Income	(0.12)
Total Distributions	(0.12)
Net Asset Value, end of year/period	$27.87

Net Asset Value, Total Return (%)(1)	11.95
Ratios to Average Net Assets
Expenses (%)	0.20	(2)(3)
Expenses excluding waivers (%)	0.25	(2)(3)
Net investment income (loss) (%)	1.23	(2)(4)

Supplemental Data
Net Assets end of year/period (000)	$386,948
Portfolio turnover rate(%)(5)	42

*      Per share data calculated using average shares method.

†       Commenced operations on May 8, 2020.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Annualized.

(3)         The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)         The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(5)         Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Bluemonte Global Equity ETF

Financial Highlights

(Unaudited)

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Period Ended October 31, 2025†
Net Asset Value, beginning of year/period	$25.00
Investment Activities
Net Investment income*	0.11
Net realized and unrealized gain (loss)	3.01
Total from investment activities	3.12

Distributions to shareholders from:
Net Investment Income	(0.11)
Total Distributions	(0.11)
Net Asset Value, end of year/period	$28.01

Net Asset Value, Total Return (%)(1)	12.48
Ratios to Average Net Assets
Expenses (%)	0.20	(2)(3)
Expenses excluding waivers (%)	0.25	(2)(3)
Net investment income (loss) (%)	1.14	(2)(4)

Supplemental Data
Net Assets end of year/period (000)	$261,206
Portfolio turnover rate(%)(5)	52

*      Per share data calculated using average shares method.

†       Commenced operations on June 20, 2025.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Annualized.

(3)         The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)         The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(5)         Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Bluemonte Core Bond ETF

Financial Highlights

(Unaudited)

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Period Ended October 31, 2025†
Net Asset Value, beginning of year/period	$25.00
Investment Activities
Net Investment income*	0.34
Net realized and unrealized gain (loss)	0.54
Total from investment activities	0.88

Distributions to shareholders from:
Net Investment Income	(0.31)
Total Distributions	(0.31)
Net Asset Value, end of year/period	$25.57

Net Asset Value, Total Return (%)(1)	3.54
Ratios to Average Net Assets
Expenses (%)	0.20	(2)(3)
Expenses excluding waivers (%)	0.25	(2)(3)
Net investment income (loss) (%)	3.67	(2)(4)

Supplemental Data
Net Assets end of year/period (000)	$377,381
Portfolio turnover rate(%)(5)	9

*      Per share data calculated using average shares method.

†       Commenced operations on June 20, 2025.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Annualized.

(3)         The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)         The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(5)         Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Bluemonte Short Term Bond ETF

Financial Highlights

(Unaudited)

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Period Ended October 31, 2025†
Net Asset Value, beginning of year/period	$25.00
Investment Activities
Net Investment income*	0.32
Net realized and unrealized gain (loss)	0.27
Total from investment activities	0.59

Distributions to shareholders from:
Net Investment Income	(0.29)
Total Distributions	(0.29)
Net Asset Value, end of year/period	$25.30

Net Asset Value, Total Return (%)(1)	2.38
Ratios to Average Net Assets
Expenses (%)	0.20	(2)(3)
Expenses excluding waivers (%)	0.25	(2)(3)
Net investment income (loss) (%)	3.49	(2)(4)

Supplemental Data
Net Assets end of year/period (000)	$129,772
Portfolio turnover rate(%)(5)	—

*      Per share data calculated using average shares method.

†       Commenced operations on June 20, 2025.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Annualized.

(3)         The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)         The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(5)         Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are 0% or have been rounded to 0%.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Bluemonte Long Term Bond ETF

Financial Highlights

(Unaudited)

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Period Ended October 31, 2025†
Net Asset Value, beginning of year/period	$25.00
Investment Activities
Net Investment income*	0.39
Net realized and unrealized gain (loss)	0.88
Total from investment activities	1.27

Distributions to shareholders from:
Net Investment Income	(0.35)
Total Distributions	(0.35)
Net Asset Value, end of year/period	$25.92

Net Asset Value, Total Return (%)(1)	5.10
Ratios to Average Net Assets
Expenses (%)	0.20	(2)(3)
Expenses excluding waivers (%)	0.25	(2)(3)
Net investment income (loss) (%)	4.10	(2)(4)

Supplemental Data
Net Assets end of year/period (000)	$131,338
Portfolio turnover rate(%)(5)	5

*      Per share data calculated using average shares method.

†       Commenced operations on June 20, 2025.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Annualized.

(3)         The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)         The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(5)         Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Bluemonte Diversified Income ETF

Financial Highlights

(Unaudited)

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Period Ended October 31, 2025†
Net Asset Value, beginning of year/period	$25.00
Investment Activities
Net Investment income*	0.47
Net realized and unrealized gain (loss)	0.31
Total from investment activities	0.78

Distributions to shareholders from:
Net Investment Income	(0.41)
Total Distributions	(0.41)
Net Asset Value, end of year/period	$25.37

Net Asset Value, Total Return (%)(1)	3.11
Ratios to Average Net Assets
Expenses (%)	0.20	(2)(3)
Expenses excluding waivers (%)	0.25	(2)(3)
Net investment income (loss) (%)	5.03	(2)(4)

Supplemental Data
Net Assets end of year/period (000)	$88,734
Portfolio turnover rate(%)(5)	20

*      Per share data calculated using average shares method.

†       Commenced operations on June 20, 2025.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Annualized.

(3)         The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(4)         The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

(5)         Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

Bluemonte

Notes to Financial Statements

October 31, 2025 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust“) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of Bluemonte Large Cap Core ETF, Bluemonte Large Cap Growth ETF, Bluemonte Large Cap Value ETF, Bluemonte Dynamic Total Market ETF, Bluemonte Global Equity ETF, Bluemonte Core Bond ETF, Bluemonte Short Term Bond ETF, Bluemonte Long Term Bond ETF and Bluemonte Diversified Income ETF (each a “Fund”, and collectively the “Funds”).

The primary objectives of the Funds are as follows:

Bluemonte Large Cap Core ETF seeks to provide capital growth.
Bluemonte Large Cap Growth ETF seeks to provide capital growth.
Bluemonte Large Cap Value ETF seeks to provide capital growth.
Bluemonte Dynamic Total Market ETF seeks to provide capital growth.
Bluemonte Global Equity ETF seeks to provide capital growth.
Bluemonte Core Bond ETF seeks to provide total return and income.
Bluemonte Short Term Bond ETF seeks to provide total return and income.
Bluemonte Long Term Bond ETF seeks to provide total return and income.
Bluemonte Diversified Income ETF seeks to provide total return and income.

In connection with each Fund’s launch, a contribution of securities was made by a certain investor (the “Initial Investor(s)”) to the newly formed Funds. The Initial Investor(s) simultaneously and separately transferred solely a pool of diversified securities (“Contributed Assets”) to each Fund in exchange for Fund shares with a net asset value (“NAV”) equal to the market value of the Contributed Assets on the day of the contribution (the “Contribution”). Each Initial Investor’s basis in the ETF shares received with respect to the Contribution is equal to each of the Initial Investor’s basis in the Contributed Assets. On June 20, 2025 (“Contribution Date”), the Initial Investor(s) completed a tax-free contribution under Section 351(a) of the Internal Revenue Code of 1986, as amended. The Initial Investor(s) contributed a total market value on the Contribution Date, which was comprised of a contributed cost basis of assets and unrealized appreciation. The Contribution resulted in the issuance of shares to the Initial Investor(s), as follows:

	Number of Shares	Total Market Value/Total Assets	Cost	Unrealized Appreciation
Bluemonte Large Cap Core ETF	1,932,062	$48,264,455	$35,240,421	$13,024,034
Bluemonte Large Cap Growth ETF	1,602,975	40,075,291	27,731,225	12,344,066
Bluemonte Large Cap Value ETF	1,492,663	37,311,387	28,530,196	8,781,191
Bluemonte Dynamic Total Market ETF	3,035,540	75,886,080	56,696,875	19,189,205
Bluemonte Global Equity ETF	2,125,569	53,149,260	42,195,454	10,953,806
Bluemonte Core Bond ETF	1,599,599	39,995,638	39,013,976	981,662
Bluemonte Short Term Bond ETF	388,975	9,724,565	9,559,045	165,520
Bluemonte Long Term Bond ETF	327,508	8,187,021	8,070,850	116,171
Bluemonte Diversified Income ETF	437,920	10,949,429	10,207,170	742,259

Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk“ under Note 6). The Funds commenced operations on June 20, 2025.

Bluemonte

Notes to Financial Statements

October 31, 2025 (Unaudited) (Continued)

1. ORGANIZATION (Concluded)

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Segment Reporting — In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Adviser reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations and financial reporting. Through these committees, the CODM manages the fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Bluemonte

Notes to Financial Statements

October 31, 2025 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Rule 2a-5 under the 1940 Act, establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•    Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•    Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Bluemonte

Notes to Financial Statements

October 31, 2025 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

The valuation techniques used by the Funds to measure fair value during the period ended October 31, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of October 31, 2025, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities, if any. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each of the Bluemonte Large Cap Core ETF, Bluemonte Large Cap Growth ETF, Bluemonte Large Cap Value ETF, Bluemonte Dynamic Total Market ETF, and Bluemonte Global Equity ETF pays out dividends from its net investment income quarterly and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Each of the Bluemonte Core Bond ETF, Bluemonte Short Term Bond ETF, Bluemonte Long Term Bond ETF, and Bluemonte Diversified Income ETF pays out dividends from its net investment income monthly and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the

Bluemonte

Notes to Financial Statements

October 31, 2025 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Concluded)

National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s fee arrangement, and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive a portion of its management fee to 0.20% of the average daily net assets for each Fund at least through August 31, 2026. The agreement may be terminated by the Board for any reason at any time and by the Adviser for any reason and upon sixty days’ prior notice to the Trust.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Ad (“Excluded Expenses”).

Bluemonte

Notes to Financial Statements

October 31, 2025 (Unaudited) (Continued)

3. SERVICE PROVIDERS (Concluded)

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Sub-Advisory Agreement

RFG Advisory, LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as the Funds’ sub-adviser pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews and administers the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board.

As part of the arrangement between the Sub-Adviser and the Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses of each Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee.

Distribution Arrangement

The Distributor serves as the underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended October 31, 2025, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. Brown Brothers Harriman serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Bluemonte Large Cap Core ETF	$33,791,751	$24,940
Bluemonte Large Cap Growth ETF	26,616,461	13,469
Bluemonte Large Cap Value ETF	27,327,396	7,287
Bluemonte Dynamic Total Market ETF	197,079,386	140,904,874
Bluemonte Global Equity ETF	160,180,672	117,806,047
Bluemonte Core Bond ETF	71,892,545	28,347,127
Bluemonte Short Term Bond ETF	10,985,464	204,095
Bluemonte Long Term Bond ETF	15,450,395	5,887,941
Bluemonte Diversified Income ETF	27,113,523	15,295,124

Bluemonte

Notes to Financial Statements

October 31, 2025 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS (Concluded)

For the period ended October 31, 2025, there were no purchases or sales of long-term U.S. Government securities by any of the Funds.

For the period ended October 31, 2025, the in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain (Loss)
Bluemonte Large Cap Core ETF	$217,843,583	$52,050,692	$16,066,732
Bluemonte Large Cap Growth ETF	160,664,046	24,503,462	10,702,093
Bluemonte Large Cap Value ETF	180,938,766	38,057,571	10,285,960
Bluemonte Dynamic Total Market ETF	492,647,882	212,618,289	29,287,475
Bluemonte Global Equity ETF	358,882,288	173,200,516	20,510,603
Bluemonte Core Bond ETF	403,289,489	76,278,036	1,754,902
Bluemonte Short Term Bond ETF	126,789,962	9,491,018	172,019
Bluemonte Long Term Bond ETF	137,002,873	18,778,300	558,876
Bluemonte Diversified Income ETF	94,980,089	19,557,031	959,754

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or total distributable earnings (accumulated losses) as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at October 31, 2025, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bluemonte Large Cap Core ETF	$215,623,670	$22,757,298	$—	$22,757,298
Bluemonte Large Cap Growth ETF	173,466,225	27,686,277	—	27,686,277
Bluemonte Large Cap Value ETF	180,487,613	10,431,054	—	10,431,054
Bluemonte Dynamic Total Market ETF	365,749,349	20,780,406	(3,431)	20,776,975
Bluemonte Global Equity ETF	248,277,073	12,423,511	(2,592)	12,420,919
Bluemonte Core Bond ETF	372,337,969	4,860,457	(72,543)	4,787,914
Bluemonte Short Term Bond ETF	128,252,191	1,056,296	—	1,056,296
Bluemonte Long Term Bond ETF	128,355,767	2,944,503	—	2,944,503
Bluemonte Diversified Income ETF	88,140,159	893,701	(394,450)	499,251

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Bluemonte

Notes to Financial Statements

October 31, 2025 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (Continued)

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. However, participants are not obligated to make a market in the Fund’s shares or submit purchase and redemption orders for creation units. To the extent that these institutions exit the business, reduce their role or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund’s shares may trade at a premium or discount to the Fund’s net asset value and possibly face delisting and the bid/ask spread on the Fund’s shares may widen.

Debt Securities Risk (Bluemonte Core Bond ETF, Bluemonte Short Term Bond ETF, Bluemonte Long Term Bond ETF and Bluemonte Diversified Income ETF only). The Fund may invest in ETFs that hold debt securities. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a centralized securities exchange making them generally less liquid and more difficult to value than common stock. The values of debt securities may also increase or decrease as a result of market fluctuations, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets generally.

Exchange-Traded Funds Risk.    The Fund may invest in shares of ETFs, which subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

Foreign Securities Risk (Bluemonte Large Cap Core ETF, Bluemonte Large Cap Growth ETF, Bluemonte Large Cap Value ETF, Bluemonte Global Equity ETF and Bluemonte Diversified Income ETF only). The Fund may invest in ETFs that hold foreign securities. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings.

Market Risk. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions,

Bluemonte

Notes to Financial Statements

October 31, 2025 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (Concluded)

political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares, the liquidity of an investment, and may result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.

Non-Diversification Risk.    The Funds are non-diversified under the 1940 Act, meaning that, as compared to a diversified fund, they can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on a Fund’s performance.

7. OTHER

At October 31, 2025, the records of the Trust, reflected that 100% of the Funds’ total shares outstanding were held by Authorized Participants, in the form of Creation Units, as shown in the table below. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Number of Authorized Participants
Bluemonte Large Cap Core ETF	3
Bluemonte Large Cap Growth ETF	3
Bluemonte Large Cap Value ETF	3
Bluemonte Dynamic Total Market ETF	3
Bluemonte Global Equity ETF	4
Bluemonte Core Bond ETF	4
Bluemonte Short Term Bond ETF	4
Bluemonte Long Term Bond ETF	4
Bluemonte Diversified Income ETF	4

8. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. This and other government intervention into the economy and financial markets to address trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

Bluemonte

Notes to Financial Statements

October 31, 2025 (Unaudited) (Concluded)
9. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Bluemonte

Other Information (Form N-CSRS Items 8-11)

(Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on May 22, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered the initial approval of (1) the investment advisory agreement between the Trust and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Fund (the “Advisory Agreement”) and (2) the sub-advisory agreement between ETC and RFG (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”), with respect to the Bluemonte Large Cap Core ETF, Bluemonte Large Cap Growth ETF, Bluemonte Large Cap Value ETF, Bluemonte Dynamic Total Market ETF, Bluemonte Global Equity ETF, Bluemonte Core Bond ETF, Bluemonte Short Term Bond ETF, Bluemonte Long Term Bond ETF, and Bluemonte Diversified Income ETF for the (each, a “Bluemonte ETF” and collectively, the “Bluemonte ETFs”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved by a vote of (i) the Trustees or the shareholders of the Funds and (ii) a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC and RFG are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act requires each Fund to disclose in its Form N-CSR the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreements.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and RFG and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreements. Among other things, the Board was provided with an overview of ETC’s and RFG’s advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and RFG. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve Agreements, the Board took into account the materials provided for the Meeting, the presentation and extensive discussion during the Meeting and had a detailed discussion with the independent legal counsel. In particular, the Trustees took into consideration: (i) the nature, extent, and quality of the services to be provided by ETC and RFG; (ii) ETC and RFG’s expected costs of the profits to be realized from providing such services, including any fall-out benefits to be enjoyed by ETC, RFG or their affiliates; (iii) comparative fee and expense data; (iv) the fee waiver; (v) the extent to which the advisory fee for the Bluemonte ETFs reflects economies of scale to be shared with shareholders; and (vi) other factors the Board deemed to be relevant.

Bluemonte

Other Information (Form N-CSRS Items 8-11)

(Unaudited) (Continued)

Nature, Extent, and Quality of Services.    The Independent Trustees reviewed materials provided by ETC and RFG at the Meeting related to the Agreements with respect to the Bluemonte ETFs, including: a description of the manner in which investment decisions are to be made and executed; an overview of the personnel that would perform services for the Bluemonte ETFs and their background and experience; a review of the financial condition of ETC and RFG; information regarding risk management processes and liquidity management; the respective compliance policies and procedures of ETC and RFG; and an independent report prepared by ISS analyzing the fees to be paid by the Bluemonte ETFs and their respective estimated total expense ratios as compared to those of a peer group of other registered investment companies with similar investment strategies as selected by ISS.

With respect to the nature, extent, and quality of the services to be provided to the Bluemonte ETFs, the Board considered ETC’s and RFG’s specific responsibilities in all aspects of the day-to-day management of the Bluemonte ETFs. The Board noted that ETC’s responsibilities would include, among other things, overseeing RFG, including regular review of RFG’s performance, trading portfolio securities and other investment instruments on behalf of the Bluemonte ETFs pursuant to RFG’s strategies, selecting broker-dealers to execute purchase and sale transactions, determining the cash amount for creation units of the Fund, overseeing general portfolio compliance with relevant law, monitoring compliance with various policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to the Bluemonte ETFs. The Board further noted that RFG would make security selection decisions for the Bluemonte ETFs and would review, supervise and administer the Funds’ investment program. The Board noted that it had been provided ETC’s and RFG’s registration forms on Form ADV and ETC’s and RFG’s responses to a detailed series of questions, which included a description of ETC’s and RFG’s operations, services, personnel, compliance program, risk management program, and financial condition, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and RFG’s investment personnel, the quality of ETC’s and RFG’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC and RFG each has appropriate compliance policies and procedures in place. The Board considered ETC’s experience working with ETFs including other series of the Trust and other ETFs outside of the Trust.

The Board also considered services to be provided to the Bluemonte ETFs by ETC, either directly or through its subsidiary ETC Platform Services, LLC, such as arranging for service providers and other non-distribution related services necessary for the Bluemonte ETFs to operate; providing office facilities and equipment; and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Bluemonte ETFs’ business activities; oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Bluemonte ETFs’ shares; marketing consulting services, and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the Bluemonte ETFs by ETC and RFG.

Performance.    Because the Bluemonte ETFs are new and have not commenced operations, the Board noted that there were no historical performance records to consider. The Board considered backtested performance data RFG’s separately managed advisory accounts in each strategy and found that the results were not unreasonable.

Cost of Advisory Services and Profitability.    The Board reviewed the advisory fee to be paid to ETC and RFG for their respective services to the Bluemonte ETFs under the Agreements. The Board reviewed the report provided by ISS, an independent third party, comparing each Bluemonte ETF’s advisory fee to those paid by a group of peer funds. The Board noted that each Bluemonte ETF’s unitary fee is 0.25% with a one-year fee waiver resulting in net total unitary fee of 0.20%. The Board took into consideration that the advisory fee is a “unitary fee,” meaning that the Bluemonte ETFs would pay no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as acquired fund fees and expenses, brokerage commissions, taxes, and interest.

Bluemonte

Other Information (Form N-CSRS Items 8-11)

(Unaudited) (Continued)

Bluemonte Large Cap Core ETF (BLUC)

The Board found that relative to the ISS constructed group of 11peer funds, the Fund’s net unitary fee is the lowest in the peer group. The Board considered that ISS’s selection criteria reflects that the Fund is compared against other actively managed unaffiliated large cap blend ETFs of ETFs/funds of funds.

Bluemonte Large Cap Growth ETF (BLGR)

The Board found that relative to the ISS constructed group of 11 peer funds the Fund’s net unitary fee is the lowest in the peer group. The Board considered that ISS’s selection criteria reflect that the Fund is compared against other actively managed unaffiliated large cap growth ETFs of ETFs/funds of funds.

Bluemonte Large Cap Value ETF (BVAL)

The Board found that relative to the ISS constructed group of 9 peers, Fund’s net unitary fee is the lowest in the peer group. The Board considered that ISS’s selection criteria reflect that the Fund is compared against other actively managed unaffiliated large cap value and large cap blend ETFs of ETFs.

Bluemonte Dynamic Total Market ETF (BLUX)

The Board found that relative to the ISS constructed group of peers, the Fund’s net unitary fee is the lowest in the peer group. The Board considered that ISS’s selection criteria reflect that the Fund is compared against other actively managed unaffiliated large blend ETFs of ETFs and unaffiliated large blend, mid cap value, and small blend fund of funds.

Bluemonte Global Equity ETF (BINT)

The Board found that relative to the ISS constructed group of peers, the Fund’s net fee is the lowest in the peer group. The Board considered that ISS’s selection criteria reflect that the Fund is compared against other actively managed unaffiliated foreign large blend, large blend, global large-stock blend, and global large-stock value ETFs of ETFs.

Bluemonte Core Bond ETF (BDBT)

The Board found that relative to the ISS constructed group of peers, the Fund’s net unitary fee is the lowest in the peer group. The Board considered that ISS’s selection criteria reflect that the Fund is compared against other actively managed unaffiliated intermediate core bond and intermediate core-plus bond ETFs of ETFs/funds of funds.

Bluemonte Short Term Bond ETF (BLST)

The Board found that relative to the ISS constructed group of peers, the Fund’s net unitary fee is the lowest in the peer group. The Board considered that ISS’s selection criteria reflect that the Fund is compared against other actively managed unaffiliated intermediate core bond, short-term bond, multisector bond, and nontraditional bond ETFs of ETFs or short-term bond fund of funds.

Bluemonte Long Term Bond ETF (BLTD)

The Board found that relative to the ISS constructed group of 8 peers, the Fund’s net unitary fee is the lowest in the peer group. The Board considered that ISS’s selection criteria reflect that the Fund is compared against other actively managed unaffiliated intermediate core bond, intermediate core-plus bond, long-term bond, multisector bond, and nontraditional bond ETFs of ETFs.

Bluemonte Diversified Income ETF (BLUI)

The Board found that relative to the ISS constructed group of peers, the Fund’s net unitary fee is the lowest in the peer group. The Board considered that ISS’s selection criteria reflect that the Fund is compared against other actively managed unaffiliated multisector ETFs of ETFs/fund of funds.

Bluemonte

Other Information (Form N-CSRS Items 8-11)

(Unaudited) (Concluded)

With respect to peer group composition, ETC expressed to the Board its view that the peer groups presented reflects a fair comparison of peer ETFs. In its review of the peer groups, the Adviser determined that the ISS selected funds have comparable systems or traits as part of their investment processes. ETC reviewed ISS’ proposed groups and had an opportunity to comment and make recommendations, which were considered and implemented by ISS. There were no disagreements between ETC and ISS with respect to the composition of the peer groups.

The Board considered that the sub-advisory fee is paid by ETC, not each Fund, and that the sub-advisory fee reflected an arm’s length negotiation between ETC and RFG. The Board further found that the sub-advisory fee reflected a reasonable allocation of the advisory fee between ETC and RFG given the work performed by each firm. The Board noted that ETC under the unitary fee arrangement will be responsible for compensating the Bluemonte ETFs’ other service providers and paying the Bluemonte ETFs’ other expenses out of its own fee and resources and is ultimately responsible for ensuring the obligation is satisfied. The Board considered the costs and expenses to be incurred by ETC and RFG in providing advisory services, evaluated the compensation and benefits to be received by ETC and RFG from their relationship with the Bluemonte ETFs, and reviewed a profitability analysis from ETC and RFG with respect to the Bluemonte ETFs. The Board considered the risks borne by ETC and RFG associated with providing services to the Bluemonte ETFs, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Bluemonte ETFs. In light of this information, the Board concluded that the advisory fee appeared reasonable in light of the services to be rendered.

Economies of Scale.    The Board considered that economies of scale may be realized for the benefit of the Bluemonte ETFs as assets grow in size, noting however that for the initial term of the Agreements with respect to the Bluemonte ETFs the Funds were not likely to realize economies of scale and accordingly, economies of scale would not be a relevant consideration at this time. However, the Board considered that it would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreements.

Conclusion.    The Board, having requested and received such information from ETC and RFG as it believed reasonably necessary to evaluate the terms of the Agreements and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Bluemonte ETFs. The Board, including the Independent Trustees, therefore, determined that the approval of the Agreements was in the best interests of the Bluemonte ETFs and their shareholders. No single factor was determinative of the Board’s decision to approve the Agreements on behalf of the Bluemonte ETFs; rather, the Board based its determination on the total mix on information available to it. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Sub-Adviser:
RFG Advisory, LLC
1400 Urban Center Drive, Suite 475
Vestavia Hills, AL 35242

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•        833-537-3863

•        https://www.bluemontefunds.com/investor-materials

BLUE-SA-001-0100

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski
Principal Executive Officer

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski
Principal Executive Officer

Date: December 22, 2025

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date: December 22, 2025